Parent Entity Financial Information - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement Of Financial Position [Abstract]
Contingent liabilities	$ 0	$ 0
Contractual commitments	$ 0	$ 0